Schedule of Fair Value Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 6,365	₪ 5,566	₪ 3,153
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 6,365	₪ 5,566